Consolidated Balance Sheet Components (Details) - Schedule of accrued liabilities - USD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022
Consolidated Balance Sheet Components
Accrued expenses	$ 585	$ 2,176
Accrued vacation	954	874
Accrued payroll	672	1,686
Operating lease liability, current portion	340
Accrued interest	371	402
Accrued repair cost (Refer to Note 8)	311	724
Accrued sales tax	114	86
Accrued other	805	267
Total accrued liabilities	$ 4,152	$ 6,215